John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 11/30/19

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,596,042	$19,120,587

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $18,977,621)		$19,120,587
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	15,504	467,446
Invesco Senior Loan ETF	3,599	80,834
iShares Edge MSCI Min Vol USA ETF	22,995	1,490,996
iShares Global Infrastructure ETF	1,912	89,501
iShares JP Morgan USD Emerging Markets Bond ETF	1,340	150,241
iShares TIPS Bond ETF	338	39,336
Schwab U.S. Large-Cap Growth ETF	5,503	498,682
Vanguard Dividend Appreciation ETF	8,609	1,054,947
Vanguard Energy ETF	4,820	370,128
Vanguard FTSE All World ex-US Small-Cap ETF	4,110	441,989
Vanguard FTSE Developed Markets ETF	5,383	231,308
Vanguard FTSE Emerging Markets ETF	31,409	1,321,063
Vanguard Global ex-U.S. Real Estate ETF	1,483	89,662
Vanguard Health Care ETF (C)	2,067	385,433
Vanguard Information Technology ETF	1,694	400,038
Vanguard Intermediate-Term Corporate Bond ETF	6,949	635,000
Vanguard Materials ETF	1,368	179,153
Vanguard Mid-Cap ETF	10,523	1,840,683
Vanguard Real Estate ETF	2,914	271,206
Vanguard S&P 500 ETF	874	252,280
Vanguard Short-Term Bond ETF	1,710	138,083
Vanguard Short-Term Corporate Bond ETF	927	75,161
Vanguard Short-Term Inflation-Protected Securities ETF	1,603	78,852
Vanguard Small-Cap ETF	4,901	798,861
Vanguard Total Bond Market ETF	4,133	348,371
Xtrackers USD High Yield Corporate Bond ETF	3,491	174,061

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $10,875,149)		$11,903,315
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 1.7887% (D)(E)	38,116	381,400
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	135,914	135,914

TOTAL SHORT-TERM INVESTMENTS (Cost $517,314)		$517,314
Total investments (Cost $30,370,084) - 101.3%		$31,541,216
Other assets and liabilities, net - (1.3%)		(414,655)
TOTAL NET ASSETS - 100.0%		$31,126,561
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,726,349	$56,621,658

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $56,494,615)		$56,621,658
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	45,832	1,381,835
Invesco Senior Loan ETF (C)	10,674	239,738
iShares Edge MSCI Min Vol USA ETF	68,164	4,419,754
iShares Global Infrastructure ETF	5,668	265,319
iShares JP Morgan USD Emerging Markets Bond ETF	3,974	445,565
iShares TIPS Bond ETF	1,003	116,729
Schwab U.S. Large-Cap Growth ETF	16,370	1,483,449
Vanguard Dividend Appreciation ETF	25,520	3,127,221
Vanguard Energy ETF	14,680	1,127,277
Vanguard FTSE All World ex-US Small-Cap ETF	12,185	1,310,375
Vanguard FTSE Developed Markets ETF	15,959	685,758
Vanguard FTSE Emerging Markets ETF	93,104	3,915,954
Vanguard Global ex-U.S. Real Estate ETF	4,396	265,782
Vanguard Health Care ETF (C)	5,990	1,116,955
Vanguard Information Technology ETF	5,030	1,187,835
Vanguard Intermediate-Term Corporate Bond ETF	20,606	1,882,976
Vanguard Materials ETF	4,065	532,352
Vanguard Mid-Cap ETF	31,242	5,464,851
Vanguard Real Estate ETF	8,641	804,218
Vanguard S&P 500 ETF	2,591	747,892
Vanguard Short-Term Bond ETF	5,072	409,564
Vanguard Short-Term Corporate Bond ETF	2,751	223,051
Vanguard Short-Term Inflation-Protected Securities ETF	4,754	233,849
Vanguard Small-Cap ETF	14,524	2,367,412
Vanguard Total Bond Market ETF	12,257	1,033,143
Xtrackers USD High Yield Corporate Bond ETF	10,352	516,151

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,399,959)		$35,305,005
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 1.7887% (D)(E)	136,064	1,361,496
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	330,905	330,905

TOTAL SHORT-TERM INVESTMENTS (Cost $1,692,408)		$1,692,401
Total investments (Cost $88,586,982) - 101.6%		$93,619,064
Other assets and liabilities, net - (1.6%)		(1,438,211)
TOTAL NET ASSETS - 100.0%		$92,180,853
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,776,982	$81,188,250

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $81,450,953)		$81,188,250
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	66,006	1,990,081
Invesco Senior Loan ETF (C)	15,300	343,638
iShares Edge MSCI Min Vol USA ETF	98,206	6,367,677
iShares Global Infrastructure ETF	8,139	380,987
iShares JP Morgan USD Emerging Markets Bond ETF	5,698	638,860
iShares TIPS Bond ETF	1,439	167,471
Schwab U.S. Large-Cap Growth ETF	23,557	2,134,735
Vanguard Dividend Appreciation ETF	36,742	4,502,365
Vanguard Energy ETF	20,376	1,564,673
Vanguard FTSE All World ex-US Small-Cap ETF	17,474	1,879,154
Vanguard FTSE Developed Markets ETF	22,892	983,669
Vanguard FTSE Emerging Markets ETF	133,522	5,615,935
Vanguard Global ex-U.S. Real Estate ETF	6,313	381,684
Vanguard Health Care ETF (C)	8,743	1,630,307
Vanguard Information Technology ETF	7,226	1,706,420
Vanguard Intermediate-Term Corporate Bond ETF	29,394	2,686,024
Vanguard Materials ETF	5,844	765,330
Vanguard Mid-Cap ETF	44,815	7,839,040
Vanguard Real Estate ETF	12,479	1,161,421
Vanguard S&P 500 ETF	3,718	1,073,201
Vanguard Short-Term Bond ETF	7,270	587,053
Vanguard Short-Term Corporate Bond ETF	3,950	320,266
Vanguard Short-Term Inflation-Protected Securities ETF	6,814	335,181
Vanguard Small-Cap ETF	20,881	3,403,600
Vanguard Total Bond Market ETF	17,521	1,476,845
Xtrackers USD High Yield Corporate Bond ETF	15,173	756,526

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $43,628,553)		$50,692,143
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 1.7887% (D)(E)	197,390	1,975,141
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	363,065	363,065

TOTAL SHORT-TERM INVESTMENTS (Cost $2,338,214)		$2,338,206
Total investments (Cost $127,417,720) - 101.5%		$134,218,599
Other assets and liabilities, net - (1.5%)		(1,998,000)
TOTAL NET ASSETS - 100.0%		$132,220,599
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,273,709	$111,099,029

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $111,997,648)		$111,099,029
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	91,194	2,749,499
Invesco Senior Loan ETF (C)	20,968	470,941
iShares Edge MSCI Min Vol USA ETF	134,516	8,722,017
iShares Global Infrastructure ETF	11,156	522,212
iShares JP Morgan USD Emerging Markets Bond ETF	7,807	875,321
iShares TIPS Bond ETF	1,973	229,618
Schwab U.S. Large-Cap Growth ETF	32,124	2,911,077
Vanguard Dividend Appreciation ETF	50,329	6,167,316
Vanguard Energy ETF	28,170	2,163,174
Vanguard FTSE All World ex-US Small-Cap ETF	23,937	2,574,185
Vanguard FTSE Developed Markets ETF	31,353	1,347,238
Vanguard FTSE Emerging Markets ETF	182,903	7,692,900
Vanguard Global ex-U.S. Real Estate ETF	8,653	523,160
Vanguard Health Care ETF (C)	11,825	2,205,008
Vanguard Information Technology ETF	9,906	2,339,302
Vanguard Intermediate-Term Corporate Bond ETF	40,457	3,696,961
Vanguard Materials ETF	8,009	1,048,859
Vanguard Mid-Cap ETF	61,381	10,736,765
Vanguard Real Estate ETF	17,103	1,591,776
Vanguard S&P 500 ETF	5,092	1,469,806
Vanguard Short-Term Bond ETF	9,960	804,270
Vanguard Short-Term Corporate Bond ETF	5,409	438,562
Vanguard Short-Term Inflation-Protected Securities ETF	9,342	459,533
Vanguard Small-Cap ETF	28,632	4,667,016
Vanguard Total Bond Market ETF	24,081	2,029,787
Xtrackers USD High Yield Corporate Bond ETF	20,329	1,013,604

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,601,582)		$69,449,907
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 1.7887% (D)(E)	269,583	2,697,530
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	495,359	495,359

TOTAL SHORT-TERM INVESTMENTS (Cost $3,192,888)		$3,192,889
Total investments (Cost $174,792,118) - 101.5%		$183,741,825
Other assets and liabilities, net - (1.5%)		(2,745,274)
TOTAL NET ASSETS - 100.0%		$180,996,551
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.7%
Equity - 59.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,459,254	$125,301,867

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $125,603,301)		$125,301,867
UNAFFILIATED INVESTMENT COMPANIES - 40.1%
Exchange-traded funds - 40.1%
Financial Select Sector SPDR Fund	105,884	3,192,403
Invesco Senior Loan ETF (C)	33,044	742,168
iShares Edge MSCI Min Vol USA ETF	153,939	9,981,405
iShares Global Infrastructure ETF	12,855	601,743
iShares JP Morgan USD Emerging Markets Bond ETF	12,863	1,442,200
iShares TIPS Bond ETF	2,704	314,692
Schwab U.S. Large-Cap Growth ETF	36,474	3,305,274
Vanguard Dividend Appreciation ETF	57,672	7,067,127
Vanguard Energy ETF	31,431	2,413,586
Vanguard FTSE All World ex-US Small-Cap ETF	27,538	2,961,437
Vanguard FTSE Developed Markets ETF	36,126	1,552,334
Vanguard FTSE Emerging Markets ETF	206,361	8,679,544
Vanguard Global ex-U.S. Real Estate ETF	9,974	603,028
Vanguard Health Care ETF (C)	13,308	2,481,543
Vanguard Information Technology ETF	11,005	2,598,831
Vanguard Intermediate-Term Corporate Bond ETF	56,265	5,141,496
Vanguard Materials ETF	9,203	1,205,225
Vanguard Mid-Cap ETF	70,495	12,330,985
Vanguard Real Estate ETF	19,507	1,815,516
Vanguard S&P 500 ETF	7,857	2,267,923
Vanguard Short-Term Bond ETF	17,455	1,409,491
Vanguard Short-Term Corporate Bond ETF	8,770	711,072
Vanguard Short-Term Inflation-Protected Securities ETF	12,811	630,173
Vanguard Small-Cap ETF	33,512	5,462,455
Vanguard Total Bond Market ETF	43,142	3,636,439
Xtrackers USD High Yield Corporate Bond ETF	35,384	1,764,246

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $72,222,463)		$84,312,336
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 1.7887% (D)(E)	322,629	3,228,321
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	1,181,831	1,181,831

TOTAL SHORT-TERM INVESTMENTS (Cost $4,410,174)		$4,410,152
Total investments (Cost $202,235,938) - 101.9%		$214,024,355
Other assets and liabilities, net - (1.9%)		(3,898,617)
TOTAL NET ASSETS - 100.0%		$210,125,738
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.0%
Equity - 55.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,212,609	$134,327,058

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $134,329,274)		$134,327,058
UNAFFILIATED INVESTMENT COMPANIES - 44.8%
Exchange-traded funds - 44.8%
Financial Select Sector SPDR Fund	119,654	3,607,568
Invesco Senior Loan ETF (C)	76,643	1,721,402
iShares Edge MSCI Min Vol USA ETF	174,195	11,294,804
iShares Global Infrastructure ETF	14,025	656,510
iShares JP Morgan USD Emerging Markets Bond ETF	31,603	3,543,328
iShares TIPS Bond ETF	7,350	855,393
Schwab U.S. Large-Cap Growth ETF	39,012	3,535,267
Vanguard Dividend Appreciation ETF	64,533	7,907,874
Vanguard Energy ETF	35,279	2,709,074
Vanguard FTSE All World ex-US Small-Cap ETF	29,227	3,143,072
Vanguard FTSE Developed Markets ETF	19,021	817,332
Vanguard FTSE Emerging Markets ETF	207,875	8,743,223
Vanguard Global ex-U.S. Real Estate ETF	10,878	657,684
Vanguard Health Care ETF (C)	13,528	2,522,566
Vanguard Information Technology ETF	11,020	2,602,373
Vanguard Intermediate-Term Corporate Bond ETF	124,630	11,388,689
Vanguard Materials ETF	10,066	1,318,243
Vanguard Mid-Cap ETF	75,692	13,240,045
Vanguard Real Estate ETF	21,498	2,000,819
Vanguard S&P 500 ETF	11,041	3,186,985
Vanguard Short-Term Bond ETF	22,310	1,801,533
Vanguard Short-Term Corporate Bond ETF	15,279	1,238,821
Vanguard Short-Term Inflation-Protected Securities ETF	34,825	1,713,042
Vanguard Small-Cap ETF	32,759	5,339,717
Vanguard Total Bond Market ETF	107,892	9,094,217
Xtrackers USD High Yield Corporate Bond ETF	93,673	4,670,536

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $95,045,578)		$109,310,117
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 1.7887% (D)(E)	267,727	2,678,957
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	779,024	779,024

TOTAL SHORT-TERM INVESTMENTS (Cost $3,457,988)		$3,457,981
Total investments (Cost $232,832,840) - 101.2%		$247,095,156
Other assets and liabilities, net - (1.2%)		(2,859,408)
TOTAL NET ASSETS - 100.0%		$244,235,748
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.0%
Equity - 48.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,674,733	$127,883,296

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $126,307,767)		$127,883,296
UNAFFILIATED INVESTMENT COMPANIES - 51.8%
Exchange-traded funds - 51.8%
Financial Select Sector SPDR Fund	115,737	3,489,471
Invesco Senior Loan ETF (C)	132,700	2,980,442
iShares Edge MSCI Min Vol USA ETF	190,116	12,327,121
iShares Global Infrastructure ETF (C)	13,993	655,012
iShares JP Morgan USD Emerging Markets Bond ETF	48,565	5,445,108
iShares TIPS Bond ETF	14,816	1,724,286
Schwab U.S. Large-Cap Growth ETF	38,255	3,466,668
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	23,688	780,520
Vanguard Dividend Appreciation ETF	70,435	8,631,105
Vanguard Energy ETF (C)	33,184	2,548,199
Vanguard FTSE All World ex-US Small-Cap ETF	27,648	2,973,266
Vanguard FTSE Developed Markets ETF	60,741	2,610,041
Vanguard FTSE Emerging Markets ETF	179,489	7,549,307
Vanguard Global ex-U.S. Real Estate ETF	10,844	655,628
Vanguard Health Care ETF (C)	12,298	2,293,208
Vanguard Information Technology ETF	10,827	2,556,796
Vanguard Intermediate-Term Corporate Bond ETF	195,297	17,846,240
Vanguard Materials ETF	10,055	1,316,803
Vanguard Mid-Cap ETF	71,851	12,568,177
Vanguard Real Estate ETF	21,476	1,998,771
Vanguard S&P 500 ETF	13,496	3,895,620
Vanguard Short-Term Bond ETF	42,654	3,444,311
Vanguard Short-Term Corporate Bond ETF	29,757	2,412,698
Vanguard Short-Term Inflation-Protected Securities ETF	70,158	3,451,072
Vanguard Small-Cap ETF	33,852	5,517,876
Vanguard Total Bond Market ETF	196,331	16,548,740
Xtrackers USD High Yield Corporate Bond ETF	164,529	8,203,416

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $122,758,511)		$137,889,902
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 1.7887% (D)(E)	368,345	3,685,767
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	660,328	660,328

TOTAL SHORT-TERM INVESTMENTS (Cost $4,346,140)		$4,346,095
Total investments (Cost $253,412,418) - 101.4%		$270,119,293
Other assets and liabilities, net - (1.4%)		(3,680,301)
TOTAL NET ASSETS - 100.0%		$266,438,992
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.3%
Equity - 41.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,379,776	$100,389,721

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $97,652,590)		$100,389,721
UNAFFILIATED INVESTMENT COMPANIES - 58.5%
Exchange-traded funds - 58.5%
Financial Select Sector SPDR Fund	91,163	2,748,564
Invesco Senior Loan ETF (C)	181,482	4,076,086
iShares Edge MSCI Min Vol USA ETF	166,452	10,792,748
iShares Global Infrastructure ETF (C)	11,171	522,915
iShares JP Morgan USD Emerging Markets Bond ETF	62,544	7,012,433
iShares TIPS Bond ETF	21,698	2,525,213
Schwab U.S. Large-Cap Growth ETF (C)	29,380	2,662,416
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	30,463	1,003,756
Vanguard Dividend Appreciation ETF	61,039	7,479,719
Vanguard Energy ETF	26,291	2,018,886
Vanguard FTSE All World ex-US Small-Cap ETF	19,348	2,080,684
Vanguard FTSE Developed Markets ETF (C)	43,401	1,864,941
Vanguard FTSE Emerging Markets ETF	109,881	4,621,595
Vanguard Global ex-U.S. Real Estate ETF	8,648	522,858
Vanguard Health Care ETF (C)	9,209	1,717,202
Vanguard Information Technology ETF	8,182	1,932,179
Vanguard Intermediate-Term Corporate Bond ETF	283,645	25,919,480
Vanguard Materials ETF	7,997	1,047,287
Vanguard Mid-Cap ETF	52,717	9,221,258
Vanguard Real Estate ETF	16,931	1,575,768
Vanguard S&P 500 ETF	5,472	1,579,493
Vanguard Short-Term Bond ETF	43,035	3,475,076
Vanguard Short-Term Corporate Bond ETF	40,825	3,310,091
Vanguard Short-Term Inflation-Protected Securities ETF	102,862	5,059,782
Vanguard Small-Cap ETF (C)	23,320	3,801,160
Vanguard Total Bond Market ETF	254,790	21,476,249
Xtrackers USD High Yield Corporate Bond ETF	248,049	12,367,723

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $129,859,994)		$142,415,562
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 3.3%
John Hancock Collateral Trust, 1.7887% (D)(E)	695,465	6,959,028
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	1,182,960	1,182,960

TOTAL SHORT-TERM INVESTMENTS (Cost $8,142,132)		$8,141,988
Total investments (Cost $235,654,716) - 103.1%		$250,947,271
Other assets and liabilities, net - (3.1%)		(7,581,643)
TOTAL NET ASSETS - 100.0%		$243,365,628
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.9%
Equity - 33.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,501,791	$53,931,455

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $52,170,154)		$53,931,455
UNAFFILIATED INVESTMENT COMPANIES - 66.3%
Exchange-traded funds - 66.3%
Financial Select Sector SPDR Fund	39,765	1,198,915
Invesco Senior Loan ETF (C)	155,567	3,494,035
iShares Edge MSCI Min Vol USA ETF	117,699	7,631,603
iShares Global Infrastructure ETF	6,467	302,720
iShares JP Morgan USD Emerging Markets Bond ETF	52,059	5,836,855
iShares TIPS Bond ETF	18,675	2,173,397
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	25,390	836,601
Vanguard Dividend Appreciation ETF	41,968	5,142,759
Vanguard Energy ETF	14,691	1,128,122
Vanguard FTSE All World ex-US Small-Cap ETF	9,274	997,326
Vanguard FTSE Developed Markets ETF	49,383	2,121,988
Vanguard FTSE Emerging Markets ETF	35,739	1,503,182
Vanguard Global ex-U.S. Real Estate ETF	5,010	302,905
Vanguard Health Care ETF (C)	4,926	918,551
Vanguard Information Technology ETF	4,017	948,615
Vanguard Intermediate-Term Corporate Bond ETF	246,465	22,521,970
Vanguard Materials ETF	4,647	608,571
Vanguard Mid-Cap ETF	25,477	4,456,437
Vanguard Real Estate ETF	9,925	923,720
Vanguard S&P 500 ETF	4,090	1,180,579
Vanguard Short-Term Bond ETF	31,535	2,546,451
Vanguard Short-Term Corporate Bond ETF	36,241	2,938,420
Vanguard Short-Term Inflation-Protected Securities ETF	88,433	4,350,019
Vanguard Small-Cap ETF	13,674	2,228,862
Vanguard Total Bond Market ETF	227,735	19,195,783
Xtrackers USD High Yield Corporate Bond ETF	199,388	9,941,486

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $97,631,053)		$105,429,872
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 1.7887% (D)(E)	437,781	4,380,568
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	488,223	488,223

TOTAL SHORT-TERM INVESTMENTS (Cost $4,868,994)		$4,868,791
Total investments (Cost $154,670,201) - 103.3%		$164,230,118
Other assets and liabilities, net - (3.3%)		(5,224,620)
TOTAL NET ASSETS - 100.0%		$159,005,498
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.1%
Equity - 29.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,115,247	$13,360,656

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,444,001)		$13,360,656
UNAFFILIATED INVESTMENT COMPANIES - 70.6%
Exchange-traded funds - 70.6%
Financial Select Sector SPDR Fund	6,239	188,106
Invesco Senior Loan ETF	52,663	1,182,811
iShares Edge MSCI Min Vol USA ETF	34,253	2,220,965
iShares Global Infrastructure ETF	1,640	76,768
iShares JP Morgan USD Emerging Markets Bond ETF	17,826	1,998,651
iShares TIPS Bond ETF	6,160	716,901
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,607	283,601
Vanguard Dividend Appreciation ETF	12,174	1,491,802
Vanguard Energy ETF	3,703	284,353
Vanguard FTSE Developed Markets ETF	16,490	708,575
Vanguard FTSE Emerging Markets ETF	5,214	219,301
Vanguard Global ex-U.S. Real Estate ETF	1,277	77,207
Vanguard Health Care ETF	607	113,187
Vanguard Information Technology ETF	575	135,786
Vanguard Intermediate-Term Corporate Bond ETF	87,274	7,975,100
Vanguard Materials ETF	1,182	154,795
Vanguard Mid-Cap ETF	5,824	1,018,734
Vanguard Real Estate ETF	2,512	233,792
Vanguard S&P 500 ETF	8	2,309
Vanguard Short-Term Bond ETF	8,451	682,418
Vanguard Short-Term Corporate Bond ETF	13,256	1,074,796
Vanguard Short-Term Inflation-Protected Securities ETF	29,167	1,434,725
Vanguard Small-Cap ETF	1,680	273,840
Vanguard Total Bond Market ETF	80,029	6,745,644
Xtrackers USD High Yield Corporate Bond ETF	62,594	3,120,937

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,535,464)		$32,415,104
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	137,560	137,560

TOTAL SHORT-TERM INVESTMENTS (Cost $137,560)		$137,560
Total investments (Cost $43,117,025) - 100.0%		$45,913,320
Other assets and liabilities, net - (0.0%)		(2,548)
TOTAL NET ASSETS - 100.0%		$45,910,772
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.4%
Equity - 25.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	731,358	$8,761,664

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,350,694)		$8,761,664
UNAFFILIATED INVESTMENT COMPANIES - 74.3%
Exchange-traded funds - 74.3%
Invesco Senior Loan ETF	44,252	993,900
iShares Edge MSCI Min Vol USA ETF	25,936	1,681,690
iShares Global Infrastructure ETF	1,139	53,317
iShares JP Morgan USD Emerging Markets Bond ETF	13,181	1,477,854
iShares TIPS Bond ETF	5,164	600,986
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	6,420	211,539
Vanguard Dividend Appreciation ETF	9,176	1,124,427
Vanguard Energy ETF	2,442	187,521
Vanguard FTSE Developed Markets ETF	8,374	359,831
Vanguard FTSE Emerging Markets ETF	1,379	58,001
Vanguard Global ex-U.S. Real Estate ETF	883	53,386
Vanguard Intermediate-Term Corporate Bond ETF	75,138	6,866,110
Vanguard Materials ETF	816	106,863
Vanguard Mid-Cap ETF	3,391	593,154
Vanguard Real Estate ETF	1,727	160,732
Vanguard S&P 500 ETF	6	1,732
Vanguard Short-Term Bond ETF	6,580	531,335
Vanguard Short-Term Corporate Bond ETF	11,383	922,934
Vanguard Short-Term Inflation-Protected Securities ETF	24,481	1,204,220
Vanguard Small-Cap ETF	783	127,629
Vanguard Total Bond Market ETF	68,657	5,787,099
Xtrackers USD High Yield Corporate Bond ETF	49,228	2,454,508

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,336,164)		$25,558,768
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (D)	2,409,646	2,409,646

TOTAL SHORT-TERM INVESTMENTS (Cost $2,409,646)		$2,409,646
Total investments (Cost $35,096,504) - 106.7%		$36,730,078
Other assets and liabilities, net - (6.7%)		(2,311,361)
TOTAL NET ASSETS - 100.0%		$34,418,717
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	38,116	$106,254	$1,107,565	$(832,431)	$6	$6	$650	—	$381,400
Strategic Equity Allocation	1,596,042	16,497,725	2,102,794	(787,933)	(169,333)	1,477,334	—	—	19,120,587
					$(169,327)	$1,477,340	$650	—	$19,501,987
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	136,064	$325,876	$3,977,234	$(2,941,612)	$(1)	$(1)	$1,375	—	$1,361,496
Strategic Equity Allocation	4,726,349	49,934,023	3,494,481	(717,685)	(109,939)	4,020,778	—	—	56,621,658
					$(109,940)	$4,020,777	$1,375	—	$57,983,154
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	197,390	$466,220	$4,471,706	$(2,962,789)	$9	$(5)	$3,098	—	$1,975,141
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	6,776,982	$71,866,814	$4,708,862	$(992,139)	$(182,419)	$5,787,132	—	—	$81,188,250
					$(182,410)	$5,787,127	$3,098	—	$83,163,391
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	269,583	$683,321	$7,701,140	$(5,686,940)	$12	$(3)	$4,828	—	$2,697,530
Strategic Equity Allocation	9,273,709	100,695,504	5,038,546	(2,443,549)	(460,115)	8,268,643	—	—	111,099,029
					$(460,103)	$8,268,640	$4,828	—	$113,796,559
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	322,629	$881,175	$14,510,154	$(12,163,350)	$355	$(13)	$5,139	—	$3,228,321
Strategic Equity Allocation	10,459,254	112,814,336	7,832,107	(4,044,146)	(753,608)	9,453,178	—	—	125,301,867
					$(753,253)	$9,453,165	$5,139	—	$128,530,188
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust	267,727	$2,989,582	$18,458,120	$(18,768,660)	$(224)	$139	$9,264	—	$2,678,957
Strategic Equity Allocation	11,212,609	121,475,015	9,431,397	(6,100,825)	(939,599)	10,461,070	—	—	134,327,058
					$(939,823)	$10,461,209	$9,264	—	$137,006,015
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	368,345	$4,980,747	$52,693,010	$(53,988,620)	$580	$50	$18,378	—	$3,685,767
Strategic Equity Allocation	10,674,733	113,757,467	12,279,916	(7,276,159)	(979,098)	10,101,170	—	—	127,883,296
					$(978,518)	$10,101,220	$18,378	—	$131,569,063
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	695,465	$8,456,657	$39,091,290	$(40,588,520)	$(508)	$109	$18,140	—	$6,959,028
Strategic Equity Allocation	8,379,776	89,423,933	14,585,469	(11,041,903)	(1,306,897)	8,729,119	—	—	100,389,721
					$(1,307,405)	$8,729,228	$18,140	—	$107,348,749
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	437,781	$11,030,601	$34,770,975	$(41,420,890)	$(54)	$(64)	$17,537	—	$4,380,568
Strategic Equity Allocation	4,501,791	45,026,474	10,627,556	(5,706,371)	(648,121)	4,631,917	—	—	53,931,455
					$(648,175)	$4,631,853	$17,537	—	$58,312,023
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	—	$2,191,766	$6,263,419	$(8,455,100)	$(102)	$17	$2,871	—	—
Strategic Equity Allocation	1,115,247	11,588,272	4,713,980	(3,995,822)	(336,254)	1,390,480	—	—	$13,360,656
					$(336,356)	$1,390,497	$2,871	—	$13,360,656
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	—	$1,492,241	$3,224,315	$(4,716,513)	$(143)	$100	$2,353	—	—
Strategic Equity Allocation	731,358	6,801,083	2,568,979	(1,212,540)	(158,875)	763,017	—	—	$8,761,664
					$(159,018)	$763,117	$2,353	—	$8,761,664
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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